INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Taxes on income	$ 188	$ (9,789)
Effective income tax rate	15.30%	20.40%